Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,749,000
Previously Paid Amount	0.00
Total Fee Amount	3,062.55
Total Offset Amount	0.00
Net Fee	3,062.55
Narrative - Max Aggregate Offering Price	$ 20,749,000
Final Prospectus	true